INVESTMENTS IN ASSOCIATES - SUMMARISED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of associates [line items]
Current assets	¥ 6,057,886	$ 931,080	¥ 5,495,120
Non-current assets	27,936,352	4,293,739	27,375,138
Total assets	33,994,238	5,224,819	32,870,258
Current liabilities	5,164,975	793,842	4,664,510
Non-current liabilities	172,182	26,464	175,693
Total liabilities	5,337,157	820,306	4,840,203
Equity	28,657,081	$ 4,404,513	28,030,055	¥ 27,444,262	¥ 26,786,460
Share of net assets	174,548		167,604
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Current assets	105,556		87,733
Non-current assets	333,602		339,409
Total assets	439,158		427,142
Current liabilities	210,546		210,553
Non-current liabilities			202
Total liabilities	210,546		210,755
Equity	228,612		216,387
Share of net assets	112,020		106,030
Carrying amount of interest in associates	112,020		106,030
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Current assets	780,104		921,761
Non-current assets	12,151		7,614
Total assets	792,255		929,375
Current liabilities	664,646		803,713
Total liabilities	664,646		803,713
Equity	127,609		125,662
Share of net assets	62,528		61,574
Carrying amount of interest in associates	¥ 62,528		¥ 61,574

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.